Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Office electronic equipment	37,520	-	-
Office fixtures and furniture	139,119	142,413	19,983
Vehicles	1,201,452	1,201,452	168,582
Leasehold improvements	271,572	-	-
Subtotal	1,649,663	1,343,865	188,565
Less: accumulated depreciation	(899,711)	(757,857)	(106,339)
Total	749,952	586,008	82,226